EQUITY INCENTIVE PLAN - Summary of Stock Options Granted (Details) - Hyperfine Plan - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted	6,771,237	1,182,056
Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted	3,534,844	897,240
Nonemployee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock options granted	3,236,393	284,816